PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property And Equipment
Property and equipment pledged security	$ 14,543
Loss on disposal of property and equipment	27	$ 542	$ 76
Property and equipment realizable value	$ 85